Litigations (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Legal Proceedings Reserved	$ 498		$ 402
Indemnification payment	113	R$ 590
Guarantee Obligations, Bank Guarantee	2,300				R$ 12,000
Cfem Related Proceedings [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	1,831	9,555	1,594	R$ 8,893
Assessments And Legal Proceedings Related To Pis Cofins [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	1,720	8,975	1,016	5,667
Tax On Services [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	626	3,268	526	2,935
Assessments And Legal Proceedings Related To Tax On Services [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	558	2,910	524	2,923
Tax Proceedings Fines Arising From Offsets Not Approved For Settlement Of Federal Debts [Member]
IfrsStatementLineItems [Line Items]
Estimated Loss on Legal Proceedings	$ 524	R$ 2,735	287	1,604
Percentage Of Imposition of Fines	50.00%	50.00%
Environmental Litigations Iron Ore Operations In Itabira [Member]
IfrsStatementLineItems [Line Items]
Loss contingency damages sought value	$ 431	R$ 2,249	$ 345	R$ 1,925